other long-term liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
other long-term liabilities
Contract liabilities	$ 61	$ 70
Other	5	7
Deferred revenues	66	77
Pension benefit liabilities	926	580
Other post-employment benefit liabilities	64	53
Restricted share unit and deferred share unit liabilities	17	42
Derivative liabilities	155	26
Investment in real estate joint ventures	12	5
Other	15	10
Subtotal	1,255	793
Deferred customer activation and connection fees	10	13
Other long-term liabilities	$ 1,265	$ 806